Income Taxes - Summary of Income Tax Examinations (Detail)	12 Months Ended
Dec. 31, 2014
USA [Member]
Statutory Accounting Practices [Line Items]
Ongoing examinations	None
United Kingdom [Member]
Statutory Accounting Practices [Line Items]
Ongoing examinations	None
Belgium [Member]
Statutory Accounting Practices [Line Items]
Ongoing examinations	None
Malaysia [Member]
Statutory Accounting Practices [Line Items]
Ongoing examinations	None
The Netherlands [Member]
Statutory Accounting Practices [Line Items]
Ongoing examinations	None
Earliest Tax Year [Member] | USA [Member]
Statutory Accounting Practices [Line Items]
Open years	2011
Earliest Tax Year [Member] | United Kingdom [Member]
Statutory Accounting Practices [Line Items]
Open years	2014
Earliest Tax Year [Member] | Belgium [Member]
Statutory Accounting Practices [Line Items]
Open years	2014
Earliest Tax Year [Member] | Malaysia [Member]
Statutory Accounting Practices [Line Items]
Open years	2014
Earliest Tax Year [Member] | The Netherlands [Member]
Statutory Accounting Practices [Line Items]
Open years	2012